Performance Management - Global Fixed Income Opportunities Fund	Mar. 14, 2025
Global Fixed Income Opportunities Fund
Prospectus [Line Items]
Performance Table Heading	Average Annual Total Returns (for the calendar periods ended December 31, 2024)
Performance [Table]
	Past 1 Year	Past 5 Years	Past 10 Years	Since Inception
Class A(1) Return Before Taxes	2.97%	1.56%	2.79%	3.67%
Return After Taxes on Distributions(2)	0.80%	-0.19%	1.13%	1.46%
Return After Taxes on Distributions and Sale of Fund Shares	1.72%	0.42%	1.40%	1.77%
Class L(1)
Return Before Taxes	6.01%	1.86%	2.82%	3.31%
Class I(1)
Return Before Taxes	6.76%	2.50%	3.43%	4.08%
Class C(1)
Return Before Taxes	4.60%	1.46%	0.00%	2.42	%(3)
Class R6(1)
Return Before Taxes	6.87%	2.59%	3.50%	3.94%
	Past 1 Year	Past 5 Years	Past 10 Years	Since Inception
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses and taxes)(4)	1.25%	-0.33%	1.35%	4.03	%(5)
Bloomberg Global Aggregate (Hedged USD) Index (reflects no deduction for fees, expenses or taxes)(6)	3.40%	0.48%	2.01%	4.27	%(5)
Global Fixed Income Opportunities Blend Index (reflects no deduction for fees, expenses and taxes)(7)	3.40%	0.48%	1.40%	3.74	%(5)

(1)  Class A, L and I shares commenced operations on July 28, 1997. Class R6 shares commenced operations on September 13, 2013 and Class C shares commenced operations on April 30, 2015.

(2)  These returns do not reflect any tax consequences from a sale of your shares at the end of each period, but they do reflect any applicable sales charges on such a sale.

(3)  Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion.

(4)  The Bloomberg U.S. Aggregate Index tracks the performance of U.S. government agency and Treasury securities, investment-grade corporate debt securities, agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. It is not possible to invest directly in an index. Effective May 30, 2025, the Fund changed its primary benchmark from the Bloomberg Global Aggregate (Hedged USD) Index to the Bloomberg U.S. Aggregate Index because the Adviser believes the Bloomberg U.S. Aggregate Index is a more appropriate benchmark for the Fund.

(5)  Since Inception reflects the inception date of Class A shares.

(6)  The Bloomberg Global Aggregate (Hedged USD) Index provides a broad-based measure of the global investment grade fixed-rate debt markets. Currency exposure is hedged to the U.S. dollar. It is not possible to invest directly in an index.

(7)  The Global Fixed Income Opportunities Blend Index is a performance linked benchmark of the old benchmark represented by Bloomberg Global Aggregate Index (unhedged USD) (a benchmark that provides a broad-based measure of the global investment grade fixed rate debt markets with returns in unhedged USD) for the periods from the Fund's inception to December 31, 2016 to the prior benchmark represented by Bloomberg Global Aggregate (Hedged USD) Index for periods thereafter. It is not possible to invest directly in an index.

Performance Table Closing [Text Block]	Please retain this supplement for future reference.
Global Fixed Income Opportunities Fund (Class IR)
Prospectus [Line Items]
Performance Table Heading	Average Annual Total Returns (for the calendar periods ended December 31, 2024)
Performance [Table]
	Past 1 Year	Past 5 Years	Since Inception
Class IR(1) Return Before Taxes	6.87%	2.56%	3.45%
Return After Taxes on Distributions(2)	4.51%	0.67%	1.51%
Return After Taxes on Distributions and Sale of Fund Shares	4.02%	1.12%	1.79%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses and taxes)(3)	1.25%	-0.33%	1.34	%(4)
Bloomberg Global Aggregate (Hedged USD) Index (reflects no deduction for fees, expenses or taxes)(5)	3.40%	0.48%	1.89	%(6)

(1)  Class IR shares commenced operations on June 15, 2018.

(2)  These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

(3)  The Bloomberg U.S. Aggregate Index tracks the performance of U.S. government agency and Treasury securities, investment-grade corporate debt securities, agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. It is not possible to invest directly in an index. Effective May 30, 2025, the Fund changed its primary benchmark from the Bloomberg Global Aggregate (Hedged USD) Index to the

Bloomberg U.S. Aggregate Index because the Adviser believes the Bloomberg U.S. Aggregate Index is a more appropriate benchmark for the Fund.

(4)  Since Inception reflects the inception date of Class IR shares.

(5)  The Bloomberg Global Aggregate (Hedged USD) Index provides a broad-based measure of the global investment grade fixed-rate debt markets. Currency exposure is hedged to the U.S. dollar. It is not possible to invest directly in an index.

(6)  Since Inception reflects the inception date of Class IR shares.

Performance Table Closing [Text Block]	Please retain this supplement for future reference.